Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014
Janus Government Money Market Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Government Money Market Fund seeks capital preservation and liquidity
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objectives by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the U.S. Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

The Fund will:
  invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
  maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Money Market Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. If the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.

Interest Rate Risk. Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low interest rates, the Fund’s yield may approach zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.

Credit Quality Risk. The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations (potentially even the U.S. Government). The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.

Liquidity Risk. The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.

Market Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.

Collateral Risk. With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

		Regulatory Risk. In July 2014, the Securities and Exchange Commission (“SEC”) adopted additional rules applicable to money market funds which are intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Funds which do not meet the definitions of a retail money market fund or government money market fund will be required to have a floating net asset value. The rules also contemplate the implementation of liquidity fees and redemption gates for non-government money market funds in times of market stress. The SEC also adopted additional diversification, stress testing, and disclosure measures. Additionally, the Financial Stability Oversight Council (“FSOC”), a board of U.S. regulators established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, had proposed certain recommendations for money market fund reform. There can be no assurance that there will not be future FSOC action relating to money market funds. The ultimate impact of money market reform is uncertain, but changes may affect the Fund’s operations and/or the trading and value of money market instruments, which in turn could negatively affect the Fund’s yield and return potential.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Fourth Quarter 2006 1.21% Worst Quarter: Third Quarter 2011 0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2014 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/13)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield on December 31, 2013 was 0.00% for Janus Government Money Market Fund.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Janus Government Money Market Fund | Class T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 871
2004	rr_AnnualReturn2004	0.85%
2005	rr_AnnualReturn2005	2.70%
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	4.66%
2008	rr_AnnualReturn2008	1.83%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
2013	rr_AnnualReturn2013	0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Janus Government Money Market Fund | Class T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 1995